Note 7 - Accrued Expenses (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Notes Tables
Schedule of Accrued Liabilities [Table Text Block]
	September 30, 2017	December 31, 2016
Professional services	$169,510	$263,928
Payroll and related	394,598	294,006
Property and equipment	286,657	118,139
Network	175,16 8	92,645
Other	77,407	142,492
Total	$1,103,340	$911,210

Accrued expenses consist of the following:	As of December 31,
	2016	2015
Payroll and related	$294,006	$551,448
Professional services	263,928	427,932
Other	142,492	339,680
Property and equipment	118,139	176,614
Network	92,645	133,544
Total	$911,210	$1,629,218